Net finance income	6 Months Ended
Dec. 31, 2023
Net finance income [Abstract]
Net finance income
Note 6. Net finance income

	Half year ended 31 Dec 2023	Half year ended 31 Dec 2022
	$'000	$'000

Interest income	848	558
Other revenue	-	16
Net foreign exchange gain	65	-

Finance income	913	574

Bank charges	(4)	(3)
Lease interest	(1)	(6)
Net foreign exchange loss	-	(43)

Finance costs	(5)	(52)

Net finance income	908	522